INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The provision for income taxes expenses consists of the following:

	Year ended
	September 30,
	2013	2014	2015
	RMB	RMB	RMB

Current	2,707	677	1,295
Deferred	1,755	-	-
Reversal of contingent tax liability	-	(39,060)	-

	4,462	(38,383)	1,295

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The principal components of the deferred income tax assets are as follows:

	September 30,
	2014	2015
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	18,214	26,547
Impairment on inventory	10,626	9,420
Others	11,344	9,292

Non-current deferred income tax assets	40,184	45,259
Valuation allowances	(40,184)	(45,259)

Net non-current deferred income tax assets	-	-

Summary of Operating Loss Carryforwards [Table Text Block]
The expiration period of unused tax losses is as follows:

	Year ended
	September 30,
	2014	2015
	RMB	RMB
Calendar year ending,
2015	-	10,278
2016	10,278	49,532
2017	53,105	21,254
2018	21,254	5,290
2019	5,290	35,477

	89,927	121,831

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended
	September 30,
	2013	2014	2015
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	(30)	(2)	(7)
Effect of different tax jurisdiction	10	(3)	(7)
Permanent book-tax difference	(4)	9	11
Change in valuation allowance	76	(2)	10
Utilization of tax loss previously not recognized	(43)	-	-
Under/(Over) provision in prior year	(2)	(29)	(40)
Reversal of contingent tax liability		90	-

Effective income tax rate	32	88	(8)